Income Taxes (Reconciliation of Japanese Statutory Income Tax Rate and Effective Income Tax Rate) (Detail)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Japanese statutory income tax rate		31.00%	31.00%	33.00%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	[1]	0.70%	3.70%	0.80%
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate		(3.00%)	(2.10%)	(3.00%)
Tax credit for research and development expenses		(3.40%)	(4.80%)	(3.00%)
Change in valuation allowance		0.40%	1.70%	(0.80%)
Effect of enacted changes in tax laws and rates on Japanese tax				1.40%
Effect of enacted changes in U.S. tax laws			(3.60%)
Other		0.80%	1.80%	5.40%
Effective income tax rate		26.50%	27.70%	33.80%

[1]	Expenses not deductible for tax purposes for the year ended December 31, 2017 primarily consist of impairment losses on goodwill.